Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Subsequent events represent events or transactions occurring after the balance sheet date but before the financial statements are issued. Financial statements are considered “issued” when they are widely distributed to shareholders and others for general use and reliance in a form and format that complies with GAAP. Events occurring subsequent to December 31, 2011 have been evaluated as to their potential impact to the consolidated financial statements.

Specifically, there are two types of subsequent events:

•
Those comprising events or transactions providing additional evidence about conditions that existed at the balance sheet date, including estimates inherent in the financial statement preparation process (referred to as recognized subsequent events).

•	Those comprising events that provide evidence about conditions not existing at the balance sheet date but, rather, that arose after such date (referred to as nonrecognized subsequent events).

On January 18, 2012, Union Bankshares, Inc. declared a $0.25 per share regular quarterly cash dividend payable February 9, 2012 to stockholders of record on January 28, 2012.

On February 3, 2012, Union Bankshares, Inc. approved the Union Bank Short Term Incentive Performance Plan and adopted annual performance and award targets under the Plan for 2012.